1

Wilmington Large-Cap Strategy Fund

PORTFOLIO OF INVESTMENTS

July 31, 2023 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 99.6%

COMMUNICATION SERVICES – 8.3%

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.6%

AT&T, Inc.	90,712	$1,317,138

Frontier Communications Parent, Inc.*	2,500	45,525

Lumen Technologies, Inc.	4,885	8,744

Verizon Communications, Inc.	53,470	1,822,258

		$3,193,665

ENTERTAINMENT – 1.4%

Activision Blizzard, Inc.*	9,970	924,817

AMC Entertainment Holdings, Inc., Class A*,#	6,550	32,554

Atlanta Braves Holdings, Inc., Class C*	80	3,258

Electronic Arts, Inc.	3,510	478,588

Liberty Media Corp. – Liberty Formula One, Class A*	105	6,749

Liberty Media Corp. – Liberty Formula One, Class C*	2,685	194,931

Live Nation Entertainment, Inc.*	2,070	181,643

Madison Square Garden Sports Corp.	229	48,720

Netflix, Inc.*	5,650	2,480,180

Playtika Holding Corp.*	100	1,194

ROBLOX Corp., Class A*	5,600	219,800

Roku, Inc.*	1,600	154,032

Spotify Technology SA*	1,820	271,926

Take-Two Interactive Software, Inc.*	2,118	323,927

Walt Disney Co. (The)*	23,483	2,087,404

Warner Bros Discovery, Inc.*	28,124	367,581

World Wrestling Entertainment, Inc., Class A	600	63,000

		$7,840,304

INTERACTIVE MEDIA & SERVICES – 5.2%

Alphabet, Inc., Class A*	76,100	10,099,992

Alphabet, Inc., Class C*	65,830	8,762,631

IAC, Inc.*	950	66,120

Match Group, Inc.*	3,392	157,762

Meta Platforms, Inc., Class A*	28,280	9,010,008

Pinterest, Inc., Class A*	7,693	223,020

TripAdvisor, Inc.*	1,100	20,515

ZoomInfo Technologies, Inc.*	3,500	89,495

		$28,429,543

MEDIA – 0.9%

Altice USA, Inc., Class A*	2,700	9,153

Cable One, Inc.	90	65,155

Charter Communications, Inc., Class A*	1,352	547,817

Comcast Corp., Class A	53,300	2,412,358

DISH Network Corp., Class A*	1,246	9,881

Fox Corp., Class A	3,526	117,945

Fox Corp., Class B	1,550	48,685

GCI Liberty, Inc. Escrow Shares*,(1)	1,461	—

Interpublic Group of Cos., Inc. (The)	4,768	163,209

Liberty Broadband Corp., Class A*	185	16,433

Description	Number of Shares	Value

Liberty Broadband Corp., Class C*	1,518	$135,299

Liberty Media Corp. – Liberty SiriusXM, Class A*	1,243	39,403

Liberty Media Corp. – Liberty SiriusXM, Class C*	1,686	53,665

New York Times Co. (The), Class A	1,800	73,368

News Corp., Class A	5,007	99,239

News Corp., Class B	898	18,059

Nexstar Media Group, Inc., Class A	450	84,024

Omnicom Group, Inc.	2,490	210,704

Sirius XM Holdings, Inc.#	7,240	36,924

Trade Desk, Inc. (The), Class A*	5,600	511,056

Paramount Global, Class B#	7,146	114,550

		$4,766,927

WIRELESS TELECOMMUNICATION SERVICES – 0.2%

T-Mobile US, Inc.*	6,869	946,342

TOTAL COMMUNICATION SERVICES		$45,176,781

CONSUMER DISCRETIONARY – 10.9%

AUTOMOBILE COMPONENTS – 0.1%

Aptiv PLC*	3,500	383,215

BorgWarner, Inc.	3,080	143,220

Gentex Corp.	2,830	95,031

Lear Corp.	800	123,808

Phinia, Inc.*	616	17,476

QuantumScape Corp.*,#	3,450	45,920

		$808,670

AUTOMOBILES – 2.1%

Ford Motor Co.	51,550	680,975

General Motors Co.	18,000	690,660

Harley-Davidson, Inc.	1,820	70,270

Lucid Group, Inc.*	8,850	67,349

Rivian Automotive, Inc., Class A*,#	6,650	183,806

Tesla, Inc.*	35,720	9,552,600

Thor Industries, Inc.	700	80,843

		$11,326,503

BROADLINE RETAIL – 3.0%

Amazon.com, Inc.*	116,600	15,587,088

Coupang, Inc.*	500	9,075

eBay, Inc.	7,090	315,576

Etsy, Inc.*	1,600	162,640

Kohl’s Corp.	1,660	47,227

Macy’s, Inc.#	3,550	58,894

Nordstrom, Inc.#	1,380	31,892

Ollie’s Bargain Outlet Holdings, Inc.*	873	63,624

		$16,276,016

DISTRIBUTORS – 0.1%

Genuine Parts Co.	1,920	298,982

LKQ Corp.	3,268	179,054

July 31, 2023 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Pool Corp.	500	$192,370

		$670,406

DIVERSIFIED CONSUMER SERVICES – 0.0%**

ADT, Inc.	2,560	16,333

Bright Horizons Family Solutions, Inc.*	783	75,974

Grand Canyon Education, Inc.*	400	43,420

H&R Block, Inc.	1,800	60,498

Mister Car Wash, Inc.*,#	750	7,448

Service Corp. International	1,970	131,300

		$334,973

HOTELS, RESTAURANTS & LEISURE – 2.3%

Airbnb, Inc., Class A*	5,300	806,607

Aramark	2,983	120,424

Booking Holdings, Inc.*	480	1,425,984

Boyd Gaming Corp.	1,000	68,320

Caesars Entertainment, Inc.*	2,660	156,993

Carnival Corp.*	12,950	243,978

Chipotle Mexican Grill, Inc.*	350	686,798

Choice Hotels International, Inc.#	360	47,070

Churchill Downs, Inc.	900	104,265

Darden Restaurants, Inc.	1,600	270,272

Domino’s Pizza, Inc.	450	178,533

DoorDash, Inc., Class A*	3,870	351,357

DraftKings, Inc., Class A*	5,120	162,714

Expedia Group, Inc.*	1,902	233,052

Hilton Worldwide Holdings, Inc.	3,353	521,358

Hyatt Hotels Corp., Class A	650	82,127

Las Vegas Sands Corp.*	4,320	258,379

Marriott International, Inc., Class A	3,236	653,057

Marriott Vacations Worldwide Corp.	500	64,255

McDonald’s Corp.	9,499	2,785,107

MGM Resorts International	4,010	203,588

Norwegian Cruise Line Holdings Ltd.*	5,600	123,592

Penn Entertainment, Inc.*	2,050	53,895

Planet Fitness, Inc., Class A*	1,028	69,431

Restaurant Brands International LP	47	3,658

Royal Caribbean Cruises Ltd.*	2,880	314,237

Six Flags Entertainment Corp.*	550	13,145

Starbucks Corp.	14,740	1,497,142

Travel + Leisure Co.	810	32,991

Vail Resorts, Inc.	528	124,339

Wendy’s Co. (The)	2,065	44,377

Wyndham Hotels & Resorts, Inc.	1,160	90,387

Wynn Resorts Ltd.	1,368	149,085

Yum! Brands, Inc.	3,700	509,379

		$12,449,896

HOUSEHOLD DURABLES – 0.4%

DR Horton, Inc.	4,170	529,674

Garmin Ltd.	1,990	210,721

Leggett & Platt, Inc.	1,770	51,790

Lennar Corp., Class A	3,410	432,490

Lennar Corp., Class B	76	8,733

Mohawk Industries, Inc.*	655	69,653

Newell Brands, Inc.	5,269	58,802

NVR, Inc.*	50	315,322

Description	Number of Shares	Value

PulteGroup, Inc.	2,990	$252,326

Tempur Sealy International, Inc.	2,100	93,723

Toll Brothers, Inc.	1,450	116,479

TopBuild Corp.*	400	109,572

Whirlpool Corp.	685	98,818

		$2,348,103

LEISURE PRODUCTS – 0.1%

Brunswick Corp.	950	81,994

Hasbro, Inc.	1,690	109,106

Mattel, Inc.*	4,600	97,980

Peloton Interactive, Inc., Class A*	3,650	35,442

Polaris, Inc.	700	95,088

YETI Holdings, Inc.*	1,050	44,730

		$464,340

SPECIALTY RETAIL – 2.2%

Advance Auto Parts, Inc.	800	59,512

AutoNation, Inc.*	480	77,270

AutoZone, Inc.*	260	645,247

Bath & Body Works, Inc.	2,960	109,698

Best Buy Co., Inc.	2,630	218,421

Burlington Stores, Inc.*	850	150,977

CarMax, Inc.*	2,000	165,220

Carvana Co.*,#	100	4,595

Dick’s Sporting Goods, Inc.	700	98,700

Five Below, Inc.*	728	151,672

Floor & Decor Holdings, Inc., Class A*	1,360	156,196

GameStop Corp., Class A*,#	3,500	77,700

Gap, Inc. (The)	2,800	28,840

Home Depot, Inc. (The)	13,100	4,373,304

Leslie’s, Inc.*	500	3,185

Lithia Motors, Inc.	350	108,686

Lowe’s Cos., Inc.	7,700	1,803,879

O’Reilly Automotive, Inc.*	800	740,632

Penske Automotive Group, Inc.	300	48,426

Petco Health & Wellness Co., Inc.*	1,150	9,384

RH*	240	93,161

Ross Stores, Inc.	4,390	503,270

TJX Cos., Inc. (The)	14,930	1,291,893

Tractor Supply Co.	1,450	324,785

Ulta Beauty, Inc.*	650	289,120

Valvoline, Inc.	2,250	85,433

Victoria’s Secret & Co.*	1,003	20,551

Wayfair, Inc., Class A*,#	1,048	81,608

Williams-Sonoma, Inc.	860	119,230

		$11,840,595

TEXTILES, APPAREL & LUXURY GOODS – 0.6%

Capri Holdings Ltd.*	1,650	60,902

Carter’s, Inc.	450	33,755

Columbia Sportswear Co.	468	36,789

Deckers Outdoor Corp.*	350	190,291

Hanesbrands, Inc.	2,000	10,540

Lululemon Athletica, Inc.*	1,450	548,868

NIKE, Inc., Class B	15,490	1,709,941

PVH Corp.	820	73,505

Ralph Lauren Corp.	535	70,262

July 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Skechers USA, Inc., Class A*	1,793	$99,655

Tapestry, Inc.	3,230	139,374

Under Armour, Inc., Class A*	2,678	21,585

Under Armour, Inc., Class C*	2,150	15,953

VF Corp.	4,300	85,183

		$3,096,603

TOTAL CONSUMER DISCRETIONARY		$59,616,105

CONSUMER STAPLES – 6.1%

BEVERAGES – 1.5%

Boston Beer Co., Inc. (The), Class A*	100	37,144

Brown-Forman Corp., Class A#	550	39,550

Brown-Forman Corp., Class B	2,375	167,675

Coca-Cola Co. (The)	49,400	3,059,342

Constellation Brands, Inc., Class A	1,950	531,960

Keurig Dr. Pepper, Inc.	12,200	414,922

Molson Coors Beverage Co., Class B	2,200	153,494

Monster Beverage Corp.*	9,600	551,904

PepsiCo., Inc.	17,550	3,289,923

		$8,245,914

CONSUMER STAPLES DISTRIBUTION & RETAIL – 1.8%

Albertsons Cos., Inc., Class A	4,900	106,477

BJ’s Wholesale Club Holdings, Inc.*	1,700	112,727

Casey’s General Stores, Inc.	485	122,540

Costco Wholesale Corp.	5,700	3,195,819

Dollar General Corp.	2,800	472,808

Dollar Tree, Inc.*	2,712	418,543

Grocery Outlet Holding Corp.*	1,050	35,123

Kroger Co. (The)	8,350	406,144

Performance Food Group Co.*	2,050	122,508

Sysco Corp.	6,500	496,015

Target Corp.	5,860	799,714

U.S. Foods Holding Corp.*	2,750	117,508

Walgreens Boots Alliance, Inc.	9,050	271,228

Walmart, Inc.	18,100	2,893,466

		$9,570,620

FOOD PRODUCTS – 1.0%

Archer-Daniels-Midland Co.	6,900	586,224

Bunge Ltd.	1,795	195,063

Campbell Soup Co.	2,500	114,550

Conagra Brands, Inc.	5,950	195,219

Darling Ingredients, Inc.*	2,050	141,963

Flowers Foods, Inc.	2,300	56,833

Freshpet, Inc.*,#	550	40,447

General Mills, Inc.	7,350	549,339

Hershey Co. (The)	1,900	439,489

Hormel Foods Corp.	3,400	138,992

Ingredion, Inc.	800	89,008

J.M. Smucker Co. (The)	1,300	195,845

Kellogg Co.	3,150	210,703

Kraft Heinz Co. (The)	9,850	356,373

Lamb Weston Holdings, Inc.	1,900	196,897

McCormick & Co., Inc.	3,100	277,388

Mondelez International, Inc., Class A	17,200	1,275,036

Pilgrim’s Pride Corp.*	550	13,624

Post Holdings, Inc.*	738	62,951

Description	Number of Shares	Value

Tyson Foods, Inc., Class A	3,500	$195,020

		$5,330,964

HOUSEHOLD PRODUCTS – 1.2%

Church & Dwight Co., Inc.	3,150	301,360

Clorox Co. (The)	1,600	242,368

Colgate-Palmolive Co.	10,350	789,291

Kimberly-Clark Corp.	4,200	542,220

Procter & Gamble Co. (The)	29,900	4,673,370

Reynolds Consumer Products, Inc.	350	9,688

Spectrum Brands Holdings, Inc.	400	31,364

		$6,589,661

PERSONAL CARE PRODUCTS – 0.1%

Coty, Inc., Class A*	4,890	58,876

Estee Lauder Cos., Inc. (The), Class A	2,950	531,000

Olaplex Holdings, Inc.*	1,700	6,120

		$595,996

TOBACCO – 0.5%

Altria Group, Inc.	22,550	1,024,221

Philip Morris International, Inc.	19,650	1,959,498

		$2,983,719

TOTAL CONSUMER STAPLES		$33,316,874

ENERGY – 4.1%

ENERGY EQUIPMENT & SERVICES – 0.4%

Baker Hughes Co.	12,600	450,954

Halliburton Co.	11,263	440,158

NOV, Inc.	5,098	102,368

Schlumberger NV	17,496	1,020,716

		$2,014,196

OIL, GAS & CONSUMABLE FUELS – 3.7%

Antero Midstream Corp.	5,000	59,700

Antero Resources Corp.*	3,700	98,975

APA Corp.	3,940	159,531

Cheniere Energy, Inc.	3,130	506,622

Chesapeake Energy Corp.	1,600	134,944

Chevron Corp.	21,914	3,586,445

ConocoPhillips	15,128	1,780,868

Coterra Energy, Inc.	9,774	269,176

Devon Energy Corp.	7,836	423,144

Diamondback Energy, Inc.	2,297	338,394

DT Midstream, Inc.	1,425	76,266

Enviva, Inc.	450	6,062

EOG Resources, Inc.	7,430	984,698

EQT Corp.	4,550	191,919

Exxon Mobil Corp.	50,793	5,447,041

Hess Corp.	3,540	537,124

HF Sinclair Corp.	1,890	98,450

Kinder Morgan, Inc.	26,055	461,434

Marathon Oil Corp.	8,350	219,355

Marathon Petroleum Corp.	5,550	738,261

New Fortress Energy, Inc.	900	25,695

Occidental Petroleum Corp.	8,810	556,175

ONEOK, Inc.	5,510	369,390

Ovintiv, Inc.	3,250	149,793

July 31, 2023 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

PDC Energy, Inc.	1,200	$91,068

Phillips 66	5,640	629,142

Pioneer Natural Resources Co.	3,026	682,877

Range Resources Corp.	3,050	95,862

Southwestern Energy Co.*	14,450	93,636

Targa Resources Corp.	2,750	225,472

Texas Pacific Land Corp.	100	150,630

Valero Energy Corp.	4,570	589,119

Vitesse Energy, Inc.#	299	7,532

Williams Cos., Inc. (The)	14,770	508,826

		$20,293,626

TOTAL ENERGY		$22,307,822

FINANCIALS – 13.3%

BANKS – 3.2%

Bank of America Corp.	91,200	2,918,400

Bank of Hawaii Corp.#	270	15,425

Bank OZK#	1,450	63,408

BOK Financial Corp.	370	32,960

Citigroup, Inc.	25,632	1,221,621

Citizens Financial Group, Inc.	6,350	204,851

Columbia Banking System, Inc.	2,348	52,478

Comerica, Inc.	1,730	93,351

Commerce Bancshares, Inc.	1,358	72,218

Cullen/Frost Bankers, Inc.	890	96,636

East West Bancorp, Inc.	1,873	116,519

Fifth Third Bancorp	8,850	257,535

First Citizens BancShares, Inc., Class A	150	214,695

First Hawaiian, Inc.	1,750	36,208

First Republic Bank	2,400	768

FNB Corp.	4,250	54,357

Huntington Bancshares, Inc.	18,496	226,391

JPMorgan Chase & Co.	38,320	6,053,027

KeyCorp.	12,294	151,339

M&T Bank Corp.§	2,323	324,895

New York Community Bancorp, Inc.	8,633	119,740

NU Holdings Ltd., Class A*	500	3,980

Pinnacle Financial Partners, Inc.	1,000	75,900

PNC Financial Services Group, Inc. (The)	5,210	713,197

Popular, Inc.	938	68,052

Prosperity Bancshares, Inc.	1,123	71,108

Regions Financial Corp.	12,306	250,673

Synovus Financial Corp.	1,744	59,122

Truist Financial Corp.	17,407	578,261

U.S. Bancorp	20,270	804,314

Webster Financial Corp.	2,312	109,404

Wells Fargo & Co.	49,475	2,283,766

Western Alliance Bancorp	1,200	62,340

Wintrust Financial Corp.	800	67,488

Zions Bancorp NA	1,840	70,380

		$17,544,807

CAPITAL MARKETS – 3.1%

Affiliated Managers Group, Inc.	470	65,161

Ameriprise Financial, Inc.	1,390	484,345

Ares Management Corp., Class A	2,100	208,362

Bank of New York Mellon Corp. (The)	10,370	470,383

Description	Number of Shares	Value

BlackRock, Inc.	2,010	$1,485,088

Blackstone, Inc.	9,270	971,403

Blue Owl Capital, Inc.	5,150	63,448

Carlyle Group, Inc. (The)	2,700	96,255

Cboe Global Markets, Inc.	1,350	188,568

Charles Schwab Corp. (The)	19,455	1,285,975

CME Group, Inc.	4,700	935,112

Coinbase Global, Inc., Class A*,#	2,250	221,872

Evercore, Inc., Class A	450	60,777

FactSet Research Systems, Inc.	540	234,922

Franklin Resources, Inc.#	3,770	110,235

Goldman Sachs Group, Inc. (The)	4,240	1,508,889

Interactive Brokers Group, Inc., Class A	1,198	104,621

Intercontinental Exchange, Inc.	7,290	836,892

Invesco Ltd.	4,720	79,296

Janus Henderson Group PLC	1,800	52,830

Jefferies Financial Group, Inc.	2,548	93,741

KKR & Co., Inc.	8,434	500,811

Lazard Ltd., Class A	1,300	45,630

LPL Financial Holdings, Inc.	1,050	240,828

MarketAxess Holdings, Inc.	500	134,610

Moody’s Corp.	2,090	737,247

Morgan Stanley	15,826	1,449,029

Morningstar, Inc.	300	69,144

MSCI, Inc.	1,020	559,042

Nasdaq, Inc.	4,540	229,225

Northern Trust Corp.	2,680	214,722

Raymond James Financial, Inc.	2,565	282,330

Robinhood Markets, Inc., Class A*	9,100	117,026

S&P Global, Inc.	4,239	1,672,328

SEI Investments Co.	1,540	97,005

State Street Corp.	4,570	331,051

Stifel Financial Corp.	1,300	82,602

T Rowe Price Group, Inc.	2,930	361,152

Tradeweb Markets, Inc., Class A	1,550	126,774

Virtu Financial, Inc., Class A	1,350	25,056

XP, Inc., Class A*	3,950	106,689

		$16,940,476

CONSUMER FINANCE – 0.5%

Ally Financial, Inc.	3,913	119,503

American Express Co.	7,790	1,315,575

Capital One Financial Corp.	5,000	585,100

Credit Acceptance Corp.*,#	100	55,660

Discover Financial Services	3,380	356,759

OneMain Holdings, Inc.	1,550	70,494

SLM Corp.	3,510	56,792

SoFi Technologies, Inc.*,#	12,250	140,262

Synchrony Financial	5,900	203,786

		$2,903,931

FINANCIAL SERVICES – 4.2%

Affirm Holdings, Inc.*,#	3,150	61,078

Apollo Global Management, Inc.	6,876	561,838

Berkshire Hathaway, Inc., Class B*	24,046	8,463,230

Block, Inc.*	7,150	575,789

Equitable Holdings, Inc.	4,843	138,946

Euronet Worldwide, Inc.*	665	58,434

July 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Fidelity National Information Services, Inc.	7,750	$467,945

Fiserv, Inc.*	7,660	966,769

FleetCor Technologies, Inc.*	950	236,464

Global Payments, Inc.	3,513	387,308

Jack Henry & Associates, Inc.	1,000	167,570

Mastercard, Inc., Class A	11,020	4,344,966

MGIC Investment Corp.	4,300	71,982

PayPal Holdings, Inc.*	14,765	1,119,482

Rocket Cos., Inc., Class A*,#	2,800	30,604

Shift4 Payments, Inc., Class A*	750	51,743

Toast, Inc., Class A*,#	4,150	91,590

UWM Holdings Corp.#	1,900	12,464

Visa, Inc., Class A	21,220	5,044,631

Voya Financial, Inc.	1,330	98,766

Western Union Co. (The)	5,190	63,214

WEX, Inc.*	565	106,983

		$23,121,796

INSURANCE – 2.2%

Aflac, Inc.	8,100	585,954

Allstate Corp. (The)	3,430	386,492

American Financial Group, Inc.	950	115,530

American International Group, Inc.	9,580	577,482

Aon PLC, Class A	2,700	859,950

Arch Capital Group Ltd.*	4,720	366,697

Arthur J. Gallagher & Co.	2,780	597,144

Assurant, Inc.	730	98,192

Assured Guaranty Ltd.	750	44,835

Axis Capital Holdings Ltd.	1,080	59,530

Brighthouse Financial, Inc.*	950	49,524

Brown & Brown, Inc.	3,240	228,258

Chubb Ltd.	5,397	1,103,201

Cincinnati Financial Corp.	2,006	215,805

CNA Financial Corp.	150	5,874

Erie Indemnity Co., Class A	70	15,537

Everest Group Ltd.	620	223,516

F&G Annuities & Life, Inc.	237	6,209

Fidelity National Financial, Inc.	3,491	136,742

First American Financial Corp.	1,328	84,169

Globe Life, Inc.	1,193	133,819

Hanover Insurance Group, Inc. (The)	500	56,740

Hartford Financial Services Group, Inc. (The)	4,040	290,395

Kemper Corp.	778	39,655

Lincoln National Corp.	2,458	68,922

Loews Corp.	2,700	169,155

Markel Group, Inc.*	180	260,948

Marsh & McLennan Cos., Inc.	6,490	1,222,846

MetLife, Inc.	8,551	538,456

Old Republic International Corp.	3,468	95,613

Primerica, Inc.	523	111,242

Principal Financial Group, Inc.	3,240	258,779

Progressive Corp. (The)	7,630	961,227

Prudential Financial, Inc.	4,880	470,871

Reinsurance Group of America, Inc.	890	124,912

RenaissanceRe Holdings Ltd.	728	135,961

Ryan Specialty Holdings, Inc.*	1,450	62,843

Travelers Cos., Inc. (The)	2,980	514,378

Unum Group	2,660	129,303

Description	Number of Shares	Value

W.R. Berkley Corp.	2,730	$168,414

White Mountains Insurance Group Ltd.	60	92,821

Willis Towers Watson PLC	1,400	295,862

		$11,963,803

MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – 0.1%

AGNC Investment Corp.#	8,385	85,443

Annaly Capital Management, Inc.	6,082	122,188

Starwood Property Trust, Inc.#	3,768	78,148

		$285,779

TOTAL FINANCIALS		$72,760,592

HEALTH CARE – 12.7%

BIOTECHNOLOGY – 2.1%

2seventy bio, Inc.*	16	121

AbbVie, Inc.	22,461	3,359,716

Alnylam Pharmaceuticals, Inc.*	1,600	312,640

Amgen, Inc.	6,814	1,595,498

Apellis Pharmaceuticals, Inc.*	1,000	25,750

Biogen, Inc.*	1,850	499,851

BioMarin Pharmaceutical, Inc.*	2,400	211,032

Exact Sciences Corp.*	2,300	224,342

Exelixis, Inc.*	4,200	82,782

Gilead Sciences, Inc.	15,944	1,213,976

Horizon Therapeutics PLC*	2,850	285,769

Incyte Corp.*	2,410	153,565

Ionis Pharmaceuticals, Inc.*	1,800	74,574

Karuna Therapeutics, Inc.*	450	89,897

Mirati Therapeutics, Inc.*	550	16,649

Moderna, Inc.*	4,250	500,055

Natera, Inc.*	1,350	61,047

Neurocrine Biosciences, Inc.*	1,250	127,363

Novavax, Inc.*,#	880	8,166

Regeneron Pharmaceuticals, Inc.*	1,300	964,483

Sarepta Therapeutics, Inc.*	1,115	120,855

Seagen, Inc.*	1,800	345,204

Ultragenyx Pharmaceutical, Inc.*	950	40,964

United Therapeutics Corp.*	590	143,205

Vertex Pharmaceuticals, Inc.*	3,243	1,142,639

		$11,600,143

HEALTH CARE EQUIPMENT & SUPPLIES – 2.6%

Abbott Laboratories	21,945	2,443,137

Align Technology, Inc.*	1,010	381,669

Baxter International, Inc.	6,580	297,613

Becton Dickinson & Co.	3,634	1,012,505

Boston Scientific Corp.*	18,550	961,817

Cooper Cos., Inc. (The)	650	254,319

DENTSPLY SIRONA, Inc.	2,729	113,308

DexCom, Inc.*	4,950	616,572

Edwards Lifesciences Corp.*	7,866	645,563

Enovis Corp.*	650	41,535

Envista Holdings Corp.*	2,250	77,423

GE HealthCare Technologies, Inc.	1,000	78,000

Globus Medical, Inc., Class A*	900	54,243

Hologic, Inc.*	3,190	253,350

ICU Medical, Inc.*	250	44,545

IDEXX Laboratories, Inc.*	1,030	571,372

July 31, 2023 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Inspire Medical Systems, Inc.*	400	$115,124

Insulet Corp.*	900	249,075

Integra LifeSciences Holdings Corp.*	848	38,559

Intuitive Surgical, Inc.*	4,450	1,443,580

Masimo Corp.*	550	67,265

Medtronic PLC	16,826	1,476,650

Novocure Ltd.*	1,350	44,064

Penumbra, Inc.*	450	136,512

QuidelOrtho Corp.*,#	668	58,356

ResMed, Inc.	1,870	415,794

Shockwave Medical, Inc.*	450	117,270

STERIS PLC	1,300	293,215

Stryker Corp.	4,550	1,289,515

Tandem Diabetes Care, Inc.*	900	31,428

Teleflex, Inc.	610	153,214

Zimmer Biomet Holdings, Inc.	2,760	381,294

		$14,157,886

HEALTH CARE PROVIDERS & SERVICES – 2.7%

Acadia Healthcare Co., Inc.*	1,150	90,885

agilon health, Inc.*	3,400	65,110

Amedisys, Inc.*	400	36,336

AmerisourceBergen Corp.	2,120	396,228

Cardinal Health, Inc.	3,270	299,107

Centene Corp.*	6,980	475,268

Chemed Corp.	200	104,218

Cigna Group (The)	3,792	1,119,019

CVS Health Corp.	16,271	1,215,281

DaVita, Inc.*	738	75,269

Elevance Health, Inc.	3,060	1,443,188

Encompass Health Corp.	1,230	81,217

Enhabit, Inc.*	740	10,160

Guardant Health, Inc.*	135	5,268

HCA Healthcare, Inc.	2,650	722,946

Henry Schein, Inc.*	1,720	135,519

Humana, Inc.	1,630	744,633

Laboratory Corp. of America Holdings	1,157	247,517

McKesson Corp.	1,750	704,200

Molina Healthcare, Inc.*	750	228,367

Premier, Inc., Class A	1,150	31,913

Quest Diagnostics, Inc.	1,400	189,294

Tenet Healthcare Corp.*	1,250	93,412

UnitedHealth Group, Inc.	11,820	5,985,293

Universal Health Services, Inc., Class B	830	115,337

		$14,614,985

HEALTH CARE TECHNOLOGY – 0.1%

Certara, Inc.*	1,450	28,232

Definitive Healthcare Corp.*	450	5,324

Doximity, Inc., Class A*,#	1,550	55,381

Teladoc Health, Inc.*	2,087	62,130

Veeva Systems, Inc., Class A*	1,820	371,680

		$522,747

LIFE SCIENCES TOOLS & SERVICES – 1.6%

10X Genomics, Inc., Class A*	1,240	78,095

Agilent Technologies, Inc.	3,740	455,420

Avantor, Inc.*	7,945	163,429

Description	Number of Shares	Value

Azenta, Inc.*	800	$37,584

Bio-Rad Laboratories, Inc., Class A*	290	117,554

Bio-Techne Corp.	2,000	166,800

Bruker Corp.	1,400	96,208

Charles River Laboratories International, Inc.*	670	140,392

Danaher Corp.	8,380	2,137,403

Fortrea Holdings, Inc.*	1,157	36,978

ICON PLC*	1,000	251,410

Illumina, Inc.*	2,040	391,986

IQVIA Holdings, Inc.*	2,330	521,361

Maravai LifeSciences Holdings, Inc., Class A*	1,500	16,965

Medpace Holdings, Inc.*	250	63,292

Mettler-Toledo International, Inc.*	270	339,517

QIAGEN NV*	3,000	140,460

Repligen Corp.*	750	128,670

Revvity, Inc.	420	51,639

Sotera Health Co.*	1,100	20,878

Syneos Health, Inc.*	1,350	57,253

Thermo Fisher Scientific, Inc.	4,920	2,699,407

Waters Corp.*	760	209,920

West Pharmaceutical Services, Inc.	950	349,638

		$8,672,259

PHARMACEUTICALS – 3.6%

AstraZeneca PLC, ADR	51	3,657

Bristol-Myers Squibb Co.	26,576	1,652,762

Catalent, Inc.*	2,400	116,448

Elanco Animal Health, Inc.*	5,800	70,006

Eli Lilly & Co.	10,730	4,877,322

Jazz Pharmaceuticals PLC*	810	105,640

Johnson & Johnson	33,000	5,528,490

Merck & Co., Inc.	32,216	3,435,836

Organon & Co.	3,266	71,787

Perrigo Co. PLC	1,808	66,245

Pfizer, Inc.	71,603	2,582,004

Royalty Pharma PLC, Class A	4,600	144,348

Viatris, Inc.	14,755	155,370

Zoetis, Inc.	5,881	1,106,157

		$19,916,072

TOTAL HEALTH CARE		$69,484,092

INDUSTRIALS – 9.5%

AEROSPACE & DEFENSE – 1.6%

Axon Enterprise, Inc.*	900	167,337

Boeing Co. (The)*	7,240	1,729,274

BWX Technologies, Inc.	1,255	86,595

Curtiss-Wright Corp.	465	88,982

General Dynamics Corp.	3,180	710,984

HEICO Corp.#	550	96,789

HEICO Corp., Class A	1,052	147,648

Hexcel Corp.	1,150	81,282

Howmet Aerospace, Inc.	4,916	251,404

Huntington Ingalls Industries, Inc.	495	113,687

L3Harris Technologies, Inc.	2,432	460,840

Lockheed Martin Corp.	2,940	1,312,328

Mercury Systems, Inc.*	650	24,687

Northrop Grumman Corp.	1,870	832,150

July 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

RTX Corp.	18,904	$1,662,229

Spirit AeroSystems Holdings, Inc., Class A#	1,240	39,457

Textron, Inc.	2,603	202,435

TransDigm Group, Inc.	690	620,807

Woodward, Inc.	775	93,295

		$8,722,210

AIR FREIGHT & LOGISTICS – 0.6%

C.H. Robinson Worldwide, Inc.	1,584	158,685

Expeditors International of Washington, Inc.	2,130	271,149

FedEx Corp.	3,010	812,550

GXO Logistics, Inc.*	1,350	90,545

United Parcel Service, Inc., Class B	9,380	1,755,279

		$3,088,208

BUILDING PRODUCTS – 0.6%

A.O. Smith Corp.	1,700	123,471

Advanced Drainage Systems, Inc.	850	103,692

Allegion PLC	1,133	132,402

Armstrong World Industries, Inc.	628	48,582

AZEK Co., Inc. (The)*	1,950	60,840

Builders FirstSource, Inc.*	1,750	252,752

Carlisle Cos., Inc.	690	191,268

Carrier Global Corp.	11,050	658,027

Fortune Brands Innovations, Inc.	110	7,818

Hayward Holdings, Inc.*,#	650	8,684

Johnson Controls International PLC	9,081	631,584

Lennox International, Inc.	400	146,976

Masco Corp.	2,730	165,656

Masterbrand, Inc.*	160	1,976

Owens Corning	1,248	174,708

Trane Technologies PLC	3,000	598,320

Trex Co., Inc.*	1,494	103,295

		$3,410,051

COMMERCIAL SERVICES & SUPPLIES – 0.5%

Cintas Corp.	1,120	562,285

Clean Harbors, Inc.*	650	108,069

Copart, Inc.*	5,600	494,984

Driven Brands Holdings, Inc.*	750	19,403

MSA Safety, Inc.	450	74,700

RB Global, Inc.	2,226	143,532

Rentokil Initial PLC, ADR	35	1,428

Republic Services, Inc.	2,740	414,041

Rollins, Inc.	3,050	124,531

Stericycle, Inc.*	1,235	52,475

Tetra Tech, Inc.	700	118,447

Waste Management, Inc.	5,340	874,639

		$2,988,534

CONSTRUCTION & ENGINEERING – 0.2%

AECOM	1,725	150,075

EMCOR Group, Inc.	550	118,272

MasTec, Inc.*	850	100,087

MDU Resources Group, Inc.	2,350	51,982

Quanta Services, Inc.	1,888	380,659

Valmont Industries, Inc.	260	68,835

Description	Number of Shares	Value

WillScot Mobile Mini Holdings Corp.*	2,700	$129,465

		$999,375

ELECTRICAL EQUIPMENT – 0.7%

Acuity Brands, Inc.	400	66,096

AMETEK, Inc.	3,110	493,246

ChargePoint Holdings, Inc.*,#	3,350	29,011

Eaton Corp. PLC	5,178	1,063,147

Emerson Electric Co.	7,440	679,644

Generac Holdings, Inc.*	847	130,184

Hubbell, Inc.	690	215,280

nVent Electric PLC	2,216	117,182

Plug Power, Inc.*,#	6,950	91,184

Regal Rexnord Corp.	900	140,562

Rockwell Automation, Inc.	1,520	511,161

Sensata Technologies Holding PLC	2,098	88,641

Sunrun, Inc.*	2,600	49,348

Vertiv Holdings Co.	4,050	105,340

		$3,780,026

GROUND TRANSPORTATION – 1.1%

Avis Budget Group, Inc.*	250	55,072

CSX Corp.	26,800	892,976

Hertz Global Holdings, Inc.*	1,900	32,015

JB Hunt Transport Services, Inc.	1,030	210,058

Knight-Swift Transportation Holdings, Inc.	1,885	114,514

Landstar System, Inc.	440	89,580

Lyft, Inc., Class A*	4,300	54,653

Norfolk Southern Corp.	2,960	691,426

Old Dominion Freight Line, Inc.	1,300	545,337

Ryder System, Inc.	540	55,161

Saia, Inc.*	400	169,256

Schneider National, Inc., Class B	323	9,952

Uber Technologies, Inc.*	25,400	1,256,284

U-Haul Holding Co.	113	6,877

U-Haul Holding Co.	17	973

Union Pacific Corp.	7,920	1,837,598

XPO, Inc.*	1,450	100,398

		$6,122,130

INDUSTRIAL CONGLOMERATES – 0.8%

3M Co.	7,130	794,995

General Electric Co.	14,165	1,618,210

Honeywell International, Inc.	8,650	1,679,224

		$4,092,429

MACHINERY – 1.9%

AGCO Corp.	845	112,470

Allison Transmission Holdings, Inc.	1,200	70,428

Caterpillar, Inc.	6,700	1,776,639

CNH Industrial NV	500	7,180

Crane Co.	650	60,899

Crane NXT Co.	100	5,915

Cummins, Inc.	1,880	490,304

Deere & Co.	3,540	1,520,784

Donaldson Co., Inc.	1,860	116,864

Dover Corp.	1,860	271,504

Esab Corp.	849	58,326

Flowserve Corp.	1,798	67,892

July 31, 2023 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Fortive Corp.	4,540	$355,709

Gates Industrial Corp. PLC*	1,200	16,344

Graco, Inc.	2,320	184,046

IDEX Corp.	1,020	230,326

Illinois Tool Works, Inc.	3,950	1,040,114

Ingersoll Rand, Inc.	5,394	352,066

ITT, Inc.	1,185	118,026

Lincoln Electric Holdings, Inc.	750	150,533

Middleby Corp. (The)*	700	106,295

Nordson Corp.	750	188,708

Oshkosh Corp.	790	72,735

Otis Worldwide Corp.	5,425	493,458

PACCAR, Inc.	6,710	577,932

Parker-Hannifin Corp.	1,660	680,617

Pentair PLC	2,314	160,823

Snap-on, Inc.	680	185,259

Stanley Black & Decker, Inc.	1,920	190,598

Timken Co. (The)	800	74,288

Toro Co. (The)	1,380	140,277

Westinghouse Air Brake Technologies Corp.	2,315	274,189

Xylem, Inc.	3,110	350,652

		$10,502,200

MARINE TRANSPORTATION – 0.0%**

Kirby Corp.*	800	65,184

PASSENGER AIRLINES – 0.2%

Alaska Air Group, Inc.*	1,625	79,024

American Airlines Group, Inc.*	8,293	138,908

Copa Holdings SA, Class A#	50	5,901

Delta Air Lines, Inc.	8,340	385,808

JetBlue Airways Corp.*	2,350	18,259

Southwest Airlines Co.	7,680	262,349

United Airlines Holdings, Inc.*	4,283	232,610

		$1,122,859

PROFESSIONAL SERVICES – 0.9%

Automatic Data Processing, Inc.	5,380	1,330,259

Booz Allen Hamilton Holding Corp.	1,750	211,890

Broadridge Financial Solutions, Inc.	1,530	256,918

CACI International, Inc., Class A*	303	106,183

Ceridian HCM Holding, Inc.*	1,875	132,769

Clarivate PLC*	6,400	60,864

Concentrix Corp.	543	45,199

Dun & Bradstreet Holdings, Inc.	3,100	36,642

Equifax, Inc.	1,610	328,569

FTI Consulting, Inc.*	450	78,822

Genpact Ltd.	2,245	81,022

Jacobs Solutions, Inc.	1,550	194,385

KBR, Inc.	1,900	116,831

Leidos Holdings, Inc.	1,800	168,354

ManpowerGroup, Inc.	510	40,229

Paychex, Inc.	4,270	535,757

Paycom Software, Inc.	650	239,694

Paycor HCM, Inc.*	450	12,087

Paylocity Holding Corp.*	525	119,096

Robert Half, Inc.	1,398	103,662

Science Applications International Corp.	700	84,938

SS&C Technologies Holdings, Inc.	2,800	163,100

Description	Number of Shares	Value

TransUnion	2,600	$207,194

Verisk Analytics, Inc.	1,900	434,986

		$5,089,450

TRADING COMPANIES & DISTRIBUTORS – 0.4%

Air Lease Corp.	1,450	61,393

Core & Main, Inc., Class A*	1,000	31,610

Fastenal Co.	7,340	430,197

Ferguson PLC	500	80,810

MSC Industrial Direct Co., Inc., Class A	590	59,543

SiteOne Landscape Supply, Inc.*	550	93,500

United Rentals, Inc.	920	427,506

Univar Solutions, Inc.*	2,200	79,508

Watsco, Inc.#	450	170,185

WESCO International, Inc.	600	105,342

WW Grainger, Inc.	590	435,709

		$1,975,303

TOTAL INDUSTRIALS		$51,957,959

INFORMATION TECHNOLOGY – 26.8%

COMMUNICATIONS EQUIPMENT – 0.8%

Arista Networks, Inc.*	3,150	488,533

Ciena Corp.*	1,973	83,261

Cisco Systems, Inc.	52,350	2,724,294

F5, Inc.*	763	120,737

Juniper Networks, Inc.	4,240	117,872

Lumentum Holdings, Inc.*	900	47,124

Motorola Solutions, Inc.	2,180	624,853

Ubiquiti, Inc.	50	8,883

Viasat, Inc.*	950	29,393

		$4,244,950

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.6%

Amphenol Corp., Class A	7,450	657,910

Arrow Electronics, Inc.*	685	97,640

Avnet, Inc.	950	46,075

CDW Corp.	1,790	334,855

Cognex Corp.	2,250	122,895

Coherent Corp.*	1,418	67,156

Corning, Inc.	9,620	326,503

IPG Photonics Corp.*	400	52,580

Jabil, Inc.	1,608	177,957

Keysight Technologies, Inc.*	2,250	362,430

Littelfuse, Inc.	293	89,248

National Instruments Corp.	1,720	101,480

TD SYNNEX Corp.	543	53,600

Teledyne Technologies, Inc.*	593	228,026

Trimble, Inc.*	3,180	171,084

Vontier Corp.	1,956	60,499

Zebra Technologies Corp., Class A*	650	200,174

		$3,150,112

IT SERVICES – 1.4%

Accenture PLC, Class A	8,100	2,562,435

Akamai Technologies, Inc.*	2,000	189,000

Amdocs Ltd.	1,470	137,651

Cloudflare, Inc., Class A*	3,650	251,010

Cognizant Technology Solutions Corp., Class A	6,510	429,855

July 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	9

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

DXC Technology Co.*	2,826	$78,139

EPAM Systems, Inc.*	700	165,767

Gartner, Inc.*	1,000	353,590

Globant SA*	500	87,365

GoDaddy, Inc., Class A*	2,050	158,034

International Business Machines Corp.	11,610	1,673,930

Kyndryl Holdings, Inc.*	2,412	32,948

MongoDB, Inc.*	865	366,241

Okta, Inc.*	1,950	149,877

Snowflake, Inc., Class A*	3,930	698,400

Thoughtworks Holding, Inc.*	1,150	8,154

Twilio, Inc., Class A*	2,100	138,663

VeriSign, Inc.*	1,200	253,140

Wix.com Ltd.*	40	3,773

		$7,737,972

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 6.8%

Advanced Micro Devices, Inc.*	20,568	2,352,979

Allegro MicroSystems, Inc.*	750	38,708

Analog Devices, Inc.	6,442	1,285,372

Applied Materials, Inc.	10,780	1,634,140

Broadcom, Inc.	5,233	4,702,635

Cirrus Logic, Inc.*	700	56,560

Enphase Energy, Inc.*	1,700	258,111

Entegris, Inc.	1,950	213,935

First Solar, Inc.*	1,400	290,360

GLOBALFOUNDRIES, Inc.*	800	50,952

Intel Corp.	53,270	1,905,468

KLA Corp.	1,750	899,412

Lam Research Corp.	1,730	1,242,988

Lattice Semiconductor Corp.*	1,650	150,051

Marvell Technology, Inc.	10,911	710,633

Microchip Technology, Inc.	6,978	655,513

Micron Technology, Inc.	14,000	999,460

MKS Instruments, Inc.	733	80,022

Monolithic Power Systems, Inc.	580	324,504

NVIDIA Corp.	30,395	14,203,280

ON Semiconductor Corp.*	5,528	595,642

Qorvo, Inc.*	1,250	137,525

QUALCOMM, Inc.	14,230	1,880,779

Skyworks Solutions, Inc.	2,000	228,740

Teradyne, Inc.	2,050	231,527

Texas Instruments, Inc.	11,550	2,079,000

Universal Display Corp.	500	72,940

Wolfspeed, Inc.*,#	1,575	103,793

		$37,385,029

SOFTWARE – 10.1%

Adobe, Inc.*	5,860	3,200,556

Alteryx, Inc., Class A*	850	35,241

ANSYS, Inc.*	1,130	386,573

AppLovin Corp., Class A*	2,850	89,490

Aspen Technology, Inc.*	317	56,585

Atlassian Corp., Class A*	1,900	345,686

Autodesk, Inc.*	2,730	578,733

Bentley Systems, Inc., Class B	2,100	113,148

BILL Holdings, Inc.*	1,300	162,942

Black Knight, Inc.*	1,837	129,178

Description	Number of Shares	Value

Cadence Design Systems, Inc.*	3,510	$821,375

CCC Intelligent Solutions Holdings, Inc.*	2,300	25,346

Confluent, Inc., Class A*,#	2,050	70,807

Crowdstrike Holdings, Inc., Class A*	2,669	431,471

Datadog, Inc., Class A*	3,498	408,287

DocuSign, Inc.*	2,550	137,241

Dolby Laboratories, Inc., Class A	840	74,432

DoubleVerify Holdings, Inc.*	1,050	44,205

Dropbox, Inc., Class A*	3,100	83,545

Dynatrace, Inc.*	2,723	148,921

Elastic NV*	1,050	69,772

Fair Isaac Corp.*	300	251,391

Five9, Inc.*	893	78,361

Fortinet, Inc.*	8,350	648,962

Gen Digital, Inc.	6,920	134,594

Guidewire Software, Inc.*	1,150	97,543

HubSpot, Inc.*	603	350,072

Informatica, Inc., Class A*	500	9,520

Intuit, Inc.	3,500	1,790,950

Jamf Holding Corp.*,#	100	2,172

Manhattan Associates, Inc.*	773	147,349

Microsoft Corp.	95,099	31,945,656

N-Able, Inc.*	436	6,135

nCino, Inc.*	800	25,880

NCR Corp.*	1,620	43,546

New Relic, Inc.*	750	62,985

Nutanix, Inc., Class A*	2,950	89,090

Oracle Corp.	19,510	2,287,157

Palantir Technologies, Inc., Class A*	23,820	472,589

Palo Alto Networks, Inc.*	3,870	967,345

Pegasystems, Inc.	320	16,880

Procore Technologies, Inc.*	1,000	75,850

PTC, Inc.*	1,350	196,843

RingCentral, Inc., Class A*	1,050	43,428

Roper Technologies, Inc.	1,350	665,617

Salesforce, Inc.*	12,066	2,714,971

SentinelOne, Inc., Class A*	2,350	39,175

ServiceNow, Inc.*	2,600	1,515,800

Smartsheet, Inc., Class A*	1,705	75,702

Splunk, Inc.*	2,000	216,660

Synopsys, Inc.*	1,950	881,010

Teradata Corp.*	1,370	77,884

Tyler Technologies, Inc.*	550	218,146

UiPath, Inc., Class A*	4,700	84,976

Unity Software, Inc.*	3,410	156,314

VMware, Inc., Class A*	2,719	428,596

Workday, Inc., Class A*	2,600	616,538

Zoom Video Communications, Inc., Class A*	3,028	222,104

Zscaler, Inc.*	1,100	176,418

		$55,247,743

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 7.1%

Apple, Inc.	190,690	37,461,051

Dell Technologies, Inc., Class C	269	14,235

Hewlett Packard Enterprise Co.	16,090	279,644

HP, Inc.	11,140	365,726

NetApp, Inc.	2,903	226,463

Pure Storage, Inc., Class A*	3,495	129,280

July 31, 2023 (unaudited)

10	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Western Digital Corp.*	4,233	$180,157

		$38,656,556

TOTAL INFORMATION TECHNOLOGY		$146,422,362

MATERIALS – 2.7%

CHEMICALS – 1.7%

Air Products & Chemicals, Inc.	2,850	870,190

Albemarle Corp.	1,500	318,420

Ashland, Inc.	600	54,816

Axalta Coating Systems Ltd.*	2,710	86,720

Celanese Corp.	1,400	175,546

CF Industries Holdings, Inc.	2,500	205,200

Chemours Co. (The)	1,850	68,413

Corteva, Inc.	9,112	514,190

Dow, Inc.	9,029	509,868

DuPont de Nemours, Inc.	5,912	458,949

Eastman Chemical Co.	1,500	128,370

Ecolab, Inc.	3,200	586,048

Element Solutions, Inc.	3,100	64,976

FMC Corp.	1,600	153,968

Ginkgo Bioworks Holdings, Inc.*,#	15,500	38,905

Huntsman Corp.	2,150	64,005

International Flavors & Fragrances, Inc.	3,190	269,906

Linde PLC	6,180	2,414,341

LyondellBasell Industries NV, Class A	3,200	316,352

Mosaic Co. (The)	4,165	169,765

NewMarket Corp.	50	22,585

Olin Corp.	1,450	83,636

PPG Industries, Inc.	2,900	417,310

RPM International, Inc.	1,700	175,627

Scotts Miracle-Gro Co. (The)#	495	34,670

Sherwin-Williams Co. (The)	3,000	829,500

Westlake Corp.	400	55,000

		$9,087,276

CONSTRUCTION MATERIALS – 0.2%

Eagle Materials, Inc.	500	92,185

Knife River Corp.*	662	28,777

Martin Marietta Materials, Inc.	800	357,168

Vulcan Materials Co.	1,700	374,850

		$852,980

CONTAINERS & PACKAGING – 0.3%

Amcor PLC	17,851	183,151

AptarGroup, Inc.	915	111,136

Ardagh Metal Packaging SA	1,850	6,993

Avery Dennison Corp.	1,050	193,210

Ball Corp.	4,050	237,694

Berry Global Group, Inc.	1,693	111,010

Crown Holdings, Inc.	1,468	136,172

Graphic Packaging Holding Co.	4,055	98,131

International Paper Co.	4,350	156,861

Packaging Corp. of America	1,100	168,685

Sealed Air Corp.	1,750	79,835

Silgan Holdings, Inc.	1,155	50,647

Sonoco Products Co.	1,330	77,991

Description	Number of Shares	Value

Westrock Co.	3,050	$101,535

		$1,713,051

METALS & MINING – 0.5%

Alcoa Corp.	2,250	81,428

Cleveland-Cliffs, Inc.*	6,700	118,255

Freeport-McMoRan, Inc.	18,350	819,327

MP Materials Corp.*	1,150	27,428

Newmont Corp.	10,100	433,492

Nucor Corp.	3,200	550,688

Reliance Steel & Aluminum Co.	800	234,288

Royal Gold, Inc.	758	91,066

Southern Copper Corp.	950	83,068

SSR Mining, Inc.	2,450	35,672

Steel Dynamics, Inc.	2,200	234,476

United States Steel Corp.	3,250	82,875

		$2,792,063

PAPER & FOREST PRODUCTS – 0.0%**

Louisiana-Pacific Corp.	950	72,324

TOTAL MATERIALS		$14,517,694

REAL ESTATE – 2.8%

DIVERSIFIED REITS – 0.0%**

WP Carey, Inc.	2,700	182,331

HEALTH CARE REITS – 0.2%

Healthcare Realty Trust, Inc.	5,030	98,236

Healthpeak Properties, Inc.	7,130	155,648

Medical Properties Trust, Inc.#	7,200	72,648

Omega Healthcare Investors, Inc.	3,200	102,080

Ventas, Inc.	5,236	254,051

Welltower, Inc.	6,570	539,725

		$1,222,388

HOTEL & RESORT REITS – 0.1%

Host Hotels & Resorts, Inc.	8,780	161,552

Park Hotels & Resorts, Inc.	3,150	42,935

		$204,487

INDUSTRIAL REITS – 0.4%

Americold Realty Trust, Inc.	3,440	111,525

EastGroup Properties, Inc.	500	88,590

First Industrial Realty Trust, Inc.	1,750	90,475

Prologis, Inc.	12,278	1,531,680

Rexford Industrial Realty, Inc.	2,600	143,234

STAG Industrial, Inc.	2,150	78,045

		$2,043,549

OFFICE REITS – 0.1%

Alexandria Real Estate Equities, Inc.	2,165	272,097

Boston Properties, Inc.	1,900	126,597

Cousins Properties, Inc.	1,833	44,780

Douglas Emmett, Inc.#	910	13,377

Highwoods Properties, Inc.	1,290	32,598

Hudson Pacific Properties, Inc.	1,303	7,649

JBG SMITH Properties#	1,071	17,918

Kilroy Realty Corp.	1,525	54,443

SL Green Realty Corp.	460	17,347

July 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	11

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Vornado Realty Trust	1,826	$41,048

		$627,854

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.2%

CBRE Group, Inc., Class A*	4,060	338,239

CoStar Group, Inc.*	5,350	449,240

Howard Hughes Corp. (The)*	508	42,890

Jones Lang LaSalle, Inc.*	628	104,593

Opendoor Technologies, Inc.*	1,600	8,176

WeWork, Inc., Class A*	1,650	357

Zillow Group, Inc., Class A*	500	26,610

Zillow Group, Inc., Class C*,#	2,295	124,297

		$1,094,402

RESIDENTIAL REITS – 0.4%

American Homes 4 Rent, Class A	4,140	155,167

Apartment Income REIT Corp.	1,904	65,764

Apartment Investment & Management Co., Class A	2,854	23,774

AvalonBay Communities, Inc.	1,872	353,153

Camden Property Trust	1,320	143,999

Equity LifeStyle Properties, Inc.	2,500	177,950

Equity Residential	4,900	323,106

Essex Property Trust, Inc.	823	200,442

Invitation Homes, Inc.	8,050	285,775

Mid-America Apartment Communities, Inc.	1,471	220,150

Sun Communities, Inc.	1,600	208,480

UDR, Inc.	4,280	174,966

		$2,332,726

RETAIL REITS – 0.3%

Agree Realty Corp.	1,050	68,019

Brixmor Property Group, Inc.	4,200	95,508

Federal Realty Investment Trust	1,048	106,393

Kimco Realty Corp.	8,056	163,215

NNN REIT, Inc.	2,315	98,804

Realty Income Corp.	8,640	526,781

Regency Centers Corp.	2,233	146,328

Simon Property Group, Inc.	4,193	522,448

Spirit Realty Capital, Inc.	1,850	74,610

		$1,802,106

SPECIALIZED REITS – 1.1%

American Tower Corp.	6,210	1,181,825

Crown Castle, Inc.	5,690	616,170

CubeSmart	2,933	127,175

Digital Realty Trust, Inc.	3,810	474,802

EPR Properties	1,000	44,640

Equinix, Inc.	1,281	1,037,508

Extra Space Storage, Inc.	2,712	378,514

Gaming and Leisure Properties, Inc.	3,209	152,299

Iron Mountain, Inc.	3,656	224,478

Lamar Advertising Co., Class A	1,050	103,635

National Storage Affiliates Trust	1,100	37,169

Public Storage	2,060	580,405

Rayonier, Inc.	1,965	65,081

SBA Communications Corp.	1,350	295,582

VICI Properties, Inc.	13,088	412,010

Description	Number of Shares	Value

Weyerhaeuser Co.	9,792	$333,516

		$6,064,809

TOTAL REAL ESTATE		$15,574,652

UTILITIES – 2.4%

ELECTRIC UTILITIES – 1.5%

Alliant Energy Corp.	3,400	182,716

American Electric Power Co., Inc.	6,500	550,810

Avangrid, Inc.#	550	20,394

Constellation Energy Corp.	4,233	409,119

Duke Energy Corp.	9,800	917,476

Edison International	4,850	349,006

Entergy Corp.	2,650	272,155

Evergy, Inc.	2,850	170,915

Eversource Energy	4,500	325,485

Exelon Corp.	12,600	527,436

FirstEnergy Corp.	6,750	265,882

Hawaiian Electric Industries, Inc.	1,100	42,229

IDACORP, Inc.	550	56,551

NextEra Energy, Inc.	25,850	1,894,805

NRG Energy, Inc.	2,750	104,473

OGE Energy Corp.	2,563	92,652

PG&E Corp.*	22,900	403,269

Pinnacle West Capital Corp.	1,500	124,230

PPL Corp.	9,600	264,288

Southern Co. (The)	13,950	1,009,143

Xcel Energy, Inc.	7,100	445,383

		$8,428,417

GAS UTILITIES – 0.1%

Atmos Energy Corp.	1,800	219,078

National Fuel Gas Co.	900	47,799

UGI Corp.	2,250	60,728

		$327,605

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 0.1%

AES Corp. (The)	9,000	194,670

Brookfield Renewable Corp., Class A#	1,750	54,548

Vistra Corp.	5,200	145,912

		$395,130

MULTI-UTILITIES – 0.6%

Ameren Corp.	3,350	286,995

CenterPoint Energy, Inc.	8,000	240,720

CMS Energy Corp.	3,900	238,173

Consolidated Edison, Inc.	4,350	412,641

Dominion Energy, Inc.	10,593	567,255

DTE Energy Co.	2,500	285,750

NiSource, Inc.	5,450	151,728

Public Service Enterprise Group, Inc.	6,350	400,812

Sempra	4,000	596,080

WEC Energy Group, Inc.	3,950	354,947

		$3,535,101

WATER UTILITIES – 0.1%

American Water Works Co., Inc.	2,450	361,203

July 31, 2023 (unaudited)

12	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Essential Utilities, Inc.	2,700	$114,183

		$475,386

TOTAL UTILITIES		$13,161,639

TOTAL COMMON STOCKS (COST $158,994,952)		$544,296,572

PREFERRED STOCKS – 0.0%**

REAL ESTATE – 0.0%**

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.0%**

Brookfield Property Preferred LP 6.25%*,#	400	6,500

TOTAL REAL ESTATE		$6,500

COMMUNICATION SERVICES – 0.0%**

ENTERTAINMENT – 0.0%**

AMC Entertainment Holdings, Inc. Preferred Equity Units 0.00%*	950	1,758

TOTAL COMMUNICATION SERVICES		$1,758

TOTAL PREFERRED STOCKS (COST $15,283)		$8,258

RIGHTS – 0.0%**

ABIOMED, Inc. CVR, Expire 12/31/49*,(1)	150	—

Bristol-Myers Squibb Co. CVR, Expire 12/31/30*	89	9

TOTAL RIGHTS (COST $0)		$9

WARRANTS – 0.0%**

Occidental Petroleum Corp. CW27, Expire 08/03/27*	1,645	67,741

TOTAL WARRANTS (COST $0)		$67,741

INVESTMENT COMPANIES – 0.2%

EQUITY FUNDS – 0.2%

iShares Russell 1000 ETF	2,000	504,340

iShares Russell 1000 Growth ETF	900	256,176

iShares Russell 1000 Value ETF	1,545	252,438

TOTAL EQUITY FUNDS		$1,012,954

TOTAL INVESTMENT COMPANIES (COST $955,680)		$1,012,954

MONEY MARKET FUND – 0.0%**

Dreyfus Government Cash Management Fund, Institutional Shares, 5.14%^	58,088	58,088

TOTAL MONEY MARKET FUND (COST $58,088)		$58,088

Description	Par Value	Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.4%

REPURCHASE AGREEMENTS – 0.4%

Bank of America Securities, Inc., 5.30%, dated 7/31/23, due 8/01/23, repurchase price $416,933, collateralized by U.S. Government Agency Securities, 2.00% to 6.50%, maturing 5/01/36 to 9/01/61; total market value of $425,209.	$416,872	$416,872

Bank of Montreal, 5.30%, dated 7/31/23, due 8/01/23, repurchase price $120,463, collateralized by U.S. Government Agency Securities, 2.50% to 5.50%, maturing 10/01/50 to 7/01/53; total market value of $122,854.	120,445	120,445

Daiwa Capital Markets America, 5.30%, dated 7/31/23, due 8/01/23, repurchase price $416,933, collateralized by U.S. Government Agency Securities, 1.50% to 6.50%, maturing 6/01/35 to 8/01/53; total market value of $425,209.	416,872	416,872

Deutsche Bank Securities, Inc., 5.30%, dated 7/31/23, due 8/01/23, repurchase price $416,933, collateralized by U.S. Government Agency Securities, 1.00% to 7.00%, maturing 9/01/28 to 8/01/53; total market value of $425,209.	416,872	416,872

HSBC Securities USA, Inc., 5.29%, dated 7/31/23, due 8/01/23, repurchase price $416,933, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 4.08%, maturing 9/05/23 to 11/15/52; total market value of $425,209.	416,872	416,872

RBC Dominion Securities, Inc., 5.30%, dated 7/31/23, due 8/01/23, repurchase price $416,933, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.00%, maturing 10/19/23 to 7/20/53; total market value of $425,209.	416,872	416,872

TOTAL REPURCHASE AGREEMENTS (COST $2,204,805)		$2,204,805

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $2,204,805)		$2,204,805

TOTAL INVESTMENTS – 100.2% (COST $162,228,808)		$547,648,427

COLLATERAL FOR SECURITIES ON LOAN – (0.4%)		(2,204,805)

OTHER ASSETS LESS LIABILITIES – 0.2%		1,332,663

TOTAL NET ASSETS – 100.0%		$546,776,285

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

July 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	13

Wilmington Large-Cap Strategy Fund (concluded)

The following is a summary of the inputs used as of July 31, 2023 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks	$544,117,527	$179,045	$ —(a)	$544,296,572

Preferred Stocks	8,258	—	—	8,258

Rights	9	—	—(a)	9

Warrants	67,741	—	—	67,741

Investment Companies	1,012,954	—	—	1,012,954

Money Market Fund	58,088	—	—	58,088

Repurchase Agreements	—	2,204,805	—	2,204,805

Total	$545,264,577	$2,383,850	$ —	$547,648,427

(a)	Includes internally fair valued securities currently priced at zero ($0).

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

*	Non-income producing security.

#	Security, or a portion thereof, is on loan.

**	Represents less than 0.05%.

§	Affiliated company.

^	7-Day net yield.

(1)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Portfolio of Investments.

The following acronyms are used throughout this Portfolio of Investments:

ADR	American Depositary Receipt

CVR	Contingent Value Rights

ETF	Exchange-Traded Fund

LP	Limited Partnership

NA	National Association

PLC	Public Limited Company

REIT	Real Estate Investment Trust

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

July 31, 2023 (unaudited)